Risk and capital management - Risk descriptions (Details)	Dec. 31, 2020
Credit risk
Risk and capital management
Proportion of economic capital	58.40%
Market risk
Risk and capital management
Proportion of economic capital	10.90%
Operational risk
Risk and capital management
Proportion of economic capital	1.90%